Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	DWS GLOBAL/INTERNATIONAL FUND, INC.
Central Index Key	0000793597
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013